Note 3 - Equity Method Investment, Summarized Financial Information, Income Statement (Details) - TSEC Joint Venture [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenue	$ 10,247	$ 8,161
Operating loss	(2,118)	(2,491)
Net loss	$ (1,473)	$ (2,045)